Note 7 - Other Operating Income / (Expenses)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
7.	OTHER OPERATING INCOME / (EXPENSES)

	2021	2020	2019

Government grants/NPV of long-term fiscal incentives	853.2	735.9	761.3
Extemporaneous credits/(debits) (i)	1,219.0	2,121.3	594.6
(Additions)/reversals of provisions	(71.4)	(70.1)	(37.7)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	66.1	27.2	30.7
Other operating income/(expenses), net	57.2	(134.9)	123.8
	2,124.1	2,679.4	1,472.7

(i) As detailed in Note 30 – Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from its calculation basis, in the item Other operating income/(expenses), according to the accounting policy adopted in 2020.

Government grants are not recognized until there is reasonable assurance that the Company will meet the respective conditions and that the grants will be received. Government grants are systematically recognized in income during the periods when the Company recognizes as expenses the related costs that the grants are intended to offset.